UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number       811-3056

                                  TRIDAN CORP.
               (Exact name of registrant as specified in charter)

                     477 Madison Avenue, New York, NY 10022
                    (Address of principal executive offices)

      I. Robert Harris, c/o Kantor, Davidoff, Wolfe, Mandelker & Kass, P.C.
                     51 East 42nd Street, New York, NY 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 371-2100

Date of fiscal year end: April 30, 2006

Date of reporting period: April 30, 2006

Item 1. Reports to Stockholders.

      Attached on the following pages is a copy of the registrant's annual report as of April 30, 2006 transmitted to stockholders.

TRIDAN CORP.
--------------------------------------------------------------------------------
                          261 West 35th Street, 16th Floor, New York, N.Y. 10001

                                                                  (212) 239-0515

                                  ANNUAL REPORT

                                                                    June 1, 2006

Dear Shareholder:

      I am pleased to provide this annual report of Tridan Corp. for the fiscal year ended April 30, 2006, including the enclosed audited financial report for that period and for the corresponding period in 2005. Also enclosed are the notice of meeting and proxy statement for this year's annual shareholders meeting on June 20, 2006, and the company's privacy policy.

      A schedule of the company's portfolio holdings at April 30, 2006, consisting entirely of municipal obligations, is included in the financial report. The company invests exclusively in non-voting securities. The company files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The company's Forms N-Q are available on the Commission's website at http://www.sec.gov. They may be reviewed and copied at the Commission's Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

      The net asset value per share at April 30, 2006 was $12.04, compared with $12.51 at April 30, 2005. Net investment income per share was $.43 for the year ended April 30, 2006, compared with $.43 for the year ended April 30, 2005. Distributions to shareholders amounted to $.47 per share for fiscal 2006, compared to $.48 for fiscal 2005.

      At the company's last annual meeting on June 21, 2005, the reappointment of Leslie Sufrin & Company, P.C. (which has since merged into and become a part of Weiser LLP) as the company's auditors for the fiscal year ending April 30, 2006 was ratified by the shareholders as follows:

         Shares Voted For                          2,809,123.4006
         Shares Voted Against                            None
         Shares Abstaining                           77,333.3333

TRIDAN CORP.

June 1, 2006
Page - 2 -


      Also at the last annual meeting, the incumbent directors, all of whom are named below, were all reelected to serve as directors until the next annual meeting of shareholders, or until their successors are elected and have qualified.

                                 Shares Voted For            Shares Withheld
                                 ----------------            ---------------

       Mark Goodman              2,886,456.7339                    None
       Peter Goodman             2,886,456.7339                    None
       Paul Kramer               2,886,456.7339                    None
       Jay S. Negin              2,886,456.7339                    None
       Warren F. Pelton          2,886,456.7339                    None
       Russell J. Stoever        2,886.456.7339                    None

      The following Tables A and B set forth information concerning the directors, and Table C sets forth information concerning non-director officers of the company. The Table A directors (Mark Goodman, Peter Goodman and Warren Pelton) are "interested persons" as defined in Section 2(a)19 of the Investment Company Act of 1940, and the Table B directors (Messrs. Kramer, Negin and Stoever) are not. Peter Goodman is an "interested person" because he is an officer and holder of more than 5% of the shares of the company, Mark Goodman because he is Peter Goodman's son, and Warren Pelton because he is an officer of the company.

                                                              Table A
                                                              -------

                                                                    Principal
                                                                    Occupations           Number of          Other
Name, Address                   Positions in           Director     During Past           Portfolios         Directorships
and Age                         Tridan Corp.           Since        5-years               Overseen           Held
---------------------           ------------           --------     --------------        ----------         ---------------
Interested Persons:

Mark Goodman                    Director               1999         Pianist and Teacher         1               None
(Son of Peter Goodman)
312 La Grange Street
West Roxbury, MA  02132
Age 52

Peter Goodman                   Director and           1980         President, Tridan           1               None
65 Wendover Road                President                           Corp.
Rye, NY  10580
Age 80

Warren Fred Pelton              Director, Vice-        1988         Director of                 1               None
6079 Fairway Court              President and                       Development,
Naples, FL  34110               Treasurer                           International
Age 68                                                              College until 2001;
                                                                    Consultant

TRIDAN CORP.

June 1, 2006
Page - 3 -


                                                       Table B
                                                       -------

                                                                     Principal
                                                                     Occupations           Number of          Other
Name, Address                  Positions in             Director     During Past           Portfolios         Directorships
and Age                        Tridan Corp.             Since        5-years               Overseen           Held
---------------------          ------------             --------     --------------        ----------         ---------------

Disinterested Persons:

Paul Kramer                    Director and              2004         Partner, Kramer             1           Juniper
17 Huntley Road                Audit Committee Chairman               Love & Cutler                           Partners
Holmdel, NJ 07733                                                     (certified public                       Acquisition
Age 74                                                                accountant)                             Corp.

Jay Stanley Negin              Director and              1985         Investor                    1              None
6 Demarest Court               Audit Committee Member
Englewood Cliffs, NJ 07632
Age 75

Russell Jude Stoever           Director and              1995         Vice-President,             1              None
15 Rockleigh Road              Audit Committee Member                 Stoever Glass &
Rockleigh, NJ 07647                                                   Co., Inc.
Age 61                                                                (a registered
                                                                      broker-dealer)


                                              Table C
                                              -------

                                                       Principal
                                                       Occupations           Number of          Other
Name, Address                   Positions in           During Past           Portfolios         Directorships
and Age                         Tridan Corp.           5-years               Overseen           Held
---------------------           ------------           --------------        ----------         ---------------
Non-director Officers:

I. Robert Harris                Secretary and           Attorney                  None           None
51 East 42nd Street             Chief Compliance
Suite 1700                      Officer
New York, NY  10017
Age 74

TRIDAN CORP.

June 1, 2006
Page - 4 -


      No director or officer received any compensation from the company during the last fiscal year, except for fees of $12,000 paid to each director, plus an additional $2,500 to Paul Kramer as chairman of the audit committee. All executive officers of the company as a group (two persons) received compensation (comprised solely of said directors' fees) aggregating $24,000 during fiscal 2006 (which excludes professional fees paid to the law firm of which I. Robert Harris, secretary of the company, is a member).

      Additional information about directors is available without charge, upon the request of any shareholder by telephoning the company's secretary, I. Robert Harris, collect at 212-682-8383, extension 39.


                                                  Sincerely

                                                  TRIDAN CORP.



                                                  Peter Goodman, President

                                        Tridan Corp.
                                        Financial Statements
                                        April 30, 2006 and 2005

Tridan Corp.
Contents
April 30, 2006 and 2005
--------------------------------------------------------------------------------

                                                                         Page(s)

Report of Independent Registered Public Accounting Firm ..................     1

Report of Independent Registered Public Accounting Firm ..................     2

Financial Statements

Statements of Assets and Liabilities
  April 30, 2006 and 2005 ................................................     3

Schedules of Investments in Municipal Obligations
  April 30, 2006 and 2005 ................................................   4-7

Statements of Operations
  Years Ended April 30, 2006 and 2005 ....................................     8

Statements of Changes in Net Assets
  Years Ended April 30, 2006, 2005 and 2004 ..............................     9

Notes to Financial Statements............................................. 10-14

                          [LETTERHEAD OF WEISER LLP]



             Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors
Tridan Corp.

We have audited the accompanying statement of assets and liabilities of Tridan Corp. (the "Company"), including the schedule of investments in municipal obligations, as of April 30, 2006, and the related statements of operations and changes in net assets for the year then ended and the financial highlights (Note
7) for the year then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned, as of April 30, 2006, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of Tridan Corp. as of April 30, 2006, and the results of its operations, changes in net assets and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Weiser LLP
New York, NY
May 22, 2006

                 [LETTERHEAD OF LESLIE SUFRIN AND COMPANY, P.C.]

             Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors
Tridan Corp.

We have audited the accompanying statements of assets and liabilities of Tridan Corp. (the "Company"), including the schedules of investments in municipal obligations, as of April 30, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights (Note 7) for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned, as of April 30, 2005, by direct correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights, referred to above, present fairly, in all material respects, the financial position of Tridan Corp. as of April 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Leslie Sufrin and Company, P.C.
New York, NY
May 19, 2005

Tridan Corp.
Statements of Assets and Liabilities
April 30, 2006 and 2005
--------------------------------------------------------------------------------

                                                                              2006              2005
                                                                         --------------    --------------
Assets
Investments in municipal obligations, at fair value
  (original cost - $35,833,418 and $36,106,692, respectively)
  (amortized cost - $35,072,837 and $35,418,602, respectively)           $   35,655,280    $   37,494,046
Cash and cash equivalents (Note 2)                                            1,426,425         1,071,382
Accrued interest receivable                                                     520,846           560,590
Prepaid insurance                                                                    --             5,000
                                                                         --------------    --------------

  Total assets                                                               37,602,551        39,131,018
                                                                         --------------    --------------

Liabilities
Accounts payable and accrued liabilities (Note 3):
  Accrued investment advisory fees                                               26,000            27,000
  Accrued fees - affiliate                                                       23,225            20,551
  Accrued other                                                                  41,439            55,895
                                                                         --------------    --------------

  Total liabilities                                                              90,664           103,446
                                                                         --------------    --------------

Net assets                                                               $   37,511,887    $   39,027,572
                                                                         ==============    ==============

Analysis of net assets
  Common stock, at $.02 par value, 6,000,000 shares authorized           $       63,982    $       63,982
  Paid-in capital                                                            36,832,199        36,873,475
  Distributable earnings
    Over distributed net investment income                                      (35,077)          (50,226)
    Undistributed capital gains                                                  68,340            64,897
    Unrealized appreciation of investments, net                                 582,443         2,075,444
                                                                         --------------    --------------

  Net assets [equivalent to $12.04 and $12.51 per share, respectively, based on 3,115,211.4513 shares and 3,118,570.7018 shares of
    common stock outstanding, respectively (Note 5)]                     $   37,511,887    $   39,027,572
                                                                         ==============    ==============


   The accompanying notes are an integral part of these financial statements.

Tridan Corp.
Schedules of Investments in Municipal Obligations
Years Ended April 30, 2006 and 2005
--------------------------------------------------------------------------------

                                                               2006                                        2005
                                             -----------------------------------------    --------------------------------------
                                              Principal      Amortized        Fair         Principal     Amortized      Fair
                                               Amount          Cost           Value         Amount          Cost        Value
                                             -----------   ------------   ------------    -----------   -----------  -----------
Revenue Backed
Metropolitan Transportation Authority
   NY Service Contract Commuter Facilities
   (Escrowed to Maturity)
   5.75% due July 1, 2008                    $        --   $         --   $         --    $ 1,000,000   $   987,788  $ 1,086,640

Nassau County Interim Finance Authority
   NY Sales Tax Secured
   (Pre-Refunded to November 15, 2010@100)
   5.75% due November 15, 2013                 1,100,000      1,127,175      1,195,700      1,100,000     1,131,934    1,247,697

N.Y.C. Municipal Water Finance Authority
   NY Wtr & Swr Sys Rev
   (Escrowed to Maturity)
   6.0% due June 15, 2009                      2,000,000      2,078,029      2,137,180      2,000,000     2,100,114    2,234,620

N.Y.S. Dormitory Authority Rev
   Columbia University
   5.0% due July 1, 2010                       1,000,000      1,045,029      1,047,620      1,000,000     1,051,939    1,086,450

N.Y.S. Dormitory Authority Rev
   Cons City Univ Genl Sys 2nd Ser
   5.75 due July 1, 2013                         215,000        241,650        232,671        215,000       245,006      242,393

N.Y.S. Dormitory Authority Revs Ref
   (Mandatory Put May 15, 2012 @100)
   5.25% due November 15, 2023                 1,400,000      1,527,685      1,487,570      1,400,000     1,533,186    1,537,788

N.Y.S. Dormitory Authority Rev
   State Personal Income Tax Ed
   5.5% due March 15, 2011                     1,000,000      1,072,797      1,077,140      1,000,000     1,086,502    1,114,690

N.Y.S. Dormitory Authority Revs
   State Univ Educ Facils of New York Rev
   (Escrowed to Maturity)
   7.5% due May 15, 2011                         315,000        311,623        347,536        395,000       390,151      448,965

N.Y.S. Dormitory Authority Revs
   State Univ Educ Facils of New York
   (Escrowed to Maturity)
   7.5% due May 15, 2011                         195,000        192,910        215,141        195,000       192,606      229,938

New York Environmental Facilities Corp
   Pollution Control Rev State Water NYC 02
   5.75% due June 15, 2008                        25,000         25,342         26,085         25,000        25,482       27,114

New York Environmental Facilities Corp
   Pollution Control Rev State Wtr Revolv Fd
   5.2% due May 15, 2014                         575,000        629,987        621,179        575,000       636,059      649,647

Niagara Falls Bridge Commission
   NY Toll Rev Highway Impts
   5.25% due October 1, 2015                   2,000,000      2,103,939      2,152,540      2,000,000     2,109,960    2,233,720


   The accompanying notes are an integral part of these financial statements.

Tridan Corp.
Schedules of Investments in Municipal Obligations
Years Ended April 30, 2006 and 2005
--------------------------------------------------------------------------------

                                                               2006                                       2005
                                             -----------------------------------------    --------------------------------------
                                              Principal      Amortized        Fair         Principal     Amortized      Fair
                                               Amount          Cost           Value         Amount         Cost         Value
                                             -----------   ------------   ------------    -----------   -----------  -----------
Revenue Backed (continued)
Power Authority of the State of New York
   General Purpose Ref
   (Escrowed to Maturity)
   6.5% due January 1, 2008                  $        --   $         --   $         --    $ 1,675,000   $ 1,694,504  $ 1,758,985

Triborough Bridge & Tunnel Authority NY
   General Purpose Revs
   (Escrowed to Maturity)
   5.5% due January 1, 2017                    1,000,000      1,019,630      1,092,860      1,000,000     1,020,580    1,156,370

Triborough Bridge & Tunnel Authority NY
   Revs General Purpose Ref
   (Escrowed to Maturity)
   6.0% due January 1, 2012                    1,500,000      1,539,784      1,624,485      1,500,000     1,545,719    1,694,670
                                             -----------   ------------   ------------    -----------   -----------  -----------
                                              12,325,000     12,915,580     13,257,707     15,080,000    15,751,530   16,749,687
                                             -----------   ------------   ------------    -----------   -----------  -----------
                                                                                  35.3%(*)                                  42.9%(*)
Insured
Bethlehem NY Central School District
   Ref Unlimited Tax
   5.0% due November 1, 2015                     500,000        547,179        534,470        500,000       551,542      557,310

City of Buffalo New York Sewer Auth
   Rev Sewer System Impt
   5.0% due July 1, 2011                       1,110,000      1,176,923      1,173,525      1,110,000     1,188,866    1,217,870

Cattaraugus County NY Public
   Impt Ref Unlimited Tax
   (Par Call June 1, 2013 @100)
   5.0% due June 1, 2014                         275,000        295,822        291,107        275,000       297,894      302,838

Cattaraugus County NY Public
   Impt Ref Unlimited Tax
   (Par Call June 1, 2013 @100)
   5.0% due June 1, 2015                         275,000        294,355        290,584        275,000       296,016      300,209

Chenango Valley Central School District NY
   4.0% due June 15, 2011                        290,000        299,014        293,126             --            --           --

Clarkstown Central School District
   NY Unlimited Tax
   (Par Call April 15, 2014 @100)
   5.25% due April 15, 2015                      400,000        434,371        430,432        400,000       437,722      449,920

Cleveland Hill Union Free School District
   Cheektowa NY Unlimited Tax
   (Par Call October 15, 2009 @100)
   5.5% due October 15, 2011                   1,480,000      1,498,683      1,576,851      1,480,000     1,501,621    1,633,091

Mt. Sinai, N.Y. Union Free School District
   6.2% due February 15, 2011                  1,070,000      1,067,754      1,184,736      1,070,000     1,067,388    1,236,289

New York NY Unlimited Tax
   6.75% due February 1, 2009                    500,000        525,088        538,020      1,000,000     1,066,226    1,126,070


   The accompanying notes are an integral part of these financial statements.

Tridan Corp.
Schedules of Investments in Municipal Obligations
Years Ended April 30, 2006 and 2005
--------------------------------------------------------------------------------

                                                               2006                                       2005
                                             -----------------------------------------    --------------------------------------
                                              Principal      Amortized        Fair         Principal     Amortized      Fair
                                               Amount          Cost           Value         Amount         Cost         Value
                                             -----------   ------------   ------------    -----------   -----------  -----------
Insured (continued)
N.Y.S. Dormitory Authority Revs
   Non State Supported Debt Insd
   Sien College
   (Par Call July 1, 2016 @100)
   5.0% due July 1, 2020                     $ 1,745,000   $  1,838,454   $  1,838,689    $        --   $        --  $        --

N.Y.S. Dormitory Authority Revs
   Pace University
   6.5% due July 1, 2009                       1,000,000      1,045,206      1,083,060      1,000,000     1,057,654    1,133,730

N.Y.S. Dormitory Authority Revs
   5.5% due May 15, 2018                       1,155,000      1,321,653      1,288,738             --            --           --

New York Environmental Facilities Corp
   State Pers Income Tax Rev
   5.25 % due December 15, 2012                  400,000        442,885        431,448        400,000       448,851      447,836

N.Y.S. Local Govt Assistance Corp Ref
   5.5% due April 1, 2017                        240,000        268,019        266,095        240,000       270,208      279,735

N.Y.S. Thruway Authority
   Second Gen Hwy &  Brdg Trust Fund
   5.25% due April 1, 2013                     1,000,000      1,093,214      1,076,670      1,000,000     1,105,508    1,122,890

N.Y.S. Urban Development Corp
   Corp Rev Correction Facility
   (Pre-Refunded to January 1, 2009 @ 101)
   6.0% due January 1, 2012                    1,000,000      1,018,448      1,068,110      1,000,000     1,021,308    1,115,820

Pleasantville New York Public Impt
   Unlimited Tax
   5.0% due January 1, 2016                      440,000        482,183        468,583             --            --           --

Commonwealth of Puerto Rico
   Electric Power Auth Rev
   5.5% due July 1, 2017                         700,000        788,483        771,841        700,000       795,260      814,968

Commonwealth of Puerto Rico
   Highway Transportation Auth Rev Ref
   6.25% due July 1, 2016                        285,000        336,521        332,900        285,000       340,868      351,516

Puerto Rico Commonwealth Highway
   and Transportation Auth Hwy Rev Ref
   (Mandatory Put July 1, 2010 @100)
   5% due July 1, 2035                         1,000,000      1,086,452      1,046,520      1,000,000     1,088,364    1,080,970

Puerto Rico Commonwealth Highway
   and Transportation Auth Transn Rev
   5.5% due July 1, 2015                         500,000        559,174        551,375        500,000       564,809      581,590

Suffolk County Judicial Facilities Agency
   NY Service Agreement
   Rev John P Cohalan Complex
   (Callable October 15, 2009 @101)
   5.75% due October 15, 2011                  1,340,000      1,360,321      1,441,787      1,340,000     1,362,447    1,493,390


   The accompanying notes are an integral part of these financial statements.

Tridan Corp.
Schedules of Investments in Municipal Obligations
Years Ended April 30, 2006 and 2005
--------------------------------------------------------------------------------

                                                             2006                                         2005
                                           -----------------------------------------      --------------------------------------
                                            Principal      Amortized        Fair           Principal     Amortized       Fair
                                             Amount          Cost           Value           Amount         Cost          Value
                                           -----------   ------------   ------------      -----------   -----------  -----------
Insured (continued)
Suffolk County Water Auth
   NY Waterworks Rev Sub Lien
   6.0% due June 1, 2009                   $ 1,000,000   $  1,036,314   $  1,052,200      $ 1,510,000   $ 1,598,680  $ 1,679,437
                                           -----------   ------------   ------------      -----------   -----------  -----------
                                            17,705,000     18,816,516     19,030,867       15,085,000    16,061,232   16,925,479
                                           -----------   ------------   ------------      -----------   -----------  -----------
                                                                                50.7%(*)                                    43.4%(*)
General Obligations
Monroe County NY Ref Pub
   Impts Unlimited Tax
   6.0% due March 1, 2012                      445,000        497,984        494,920          445,000       506,299      517,014

Puerto Rico Public Buildings Auth
   Rev Gtd Ref Govt Facs Ser J
   (Par Call July 1, 2012 @100)
   5.0% due July 1, 2028                       500,000        513,621        518,465          500,000       514,050      536,300
                                           -----------   ------------   ------------      -----------   -----------  -----------
                                               945,000      1,011,605      1,013,385          945,000     1,020,349    1,053,314
                                           -----------   ------------   ------------      -----------   -----------  -----------
                                                                                 2.7%(*)                                     2.7%(*)
U.S. Government Backed
Monroe County N.Y. Pub Imp Unlimited Tax
   (Pre-Refunded to June 1, 2008 @101)
   6.0% due June 1, 2010                       890,000        893,119        939,707          890,000       893,818      981,500

Monroe County N.Y. Pub Imp Unlimited Tax
   (Callable June 1, 2008 @101)
   6.0% due June 1, 2010                        10,000         10,101         10,552           10,000        10,043       10,978

City of New York NY Ref Unlimited Tax
   (Pre-Refunded to May 15, 2010 @ 101)
   6.0% due May 15, 2030                       150,000        177,435        164,403          150,000       178,213      172,005

New York Environmental Facilities Corp
   Pollution Control Rev St Wtr Fund Ref
   (Escrowed to Maturity)
   5.75% due June 15, 2008                          --             --             --        1,310,000     1,335,238    1,421,979

New York Environmental Facilities Corp
   Pollution Control Rev St Wtr NYC 02
   (Escrowed to Maturity)
   5.75% due June 15, 2008                     165,000        167,049        171,989          165,000       168,179      179,104

N.Y.S. Thruway Authority
   Hwy & Brdg Tr Fd
   (Pre-Refunded to April 1, 2013 @ 100)
   5.0% due April 1, 2017                    1,000,000      1,081,432      1,066,670               --            --           --
                                           -----------   ------------   ------------      -----------   -----------  -----------
                                             2,215,000      2,329,136      2,353,321        2,525,000     2,585,491    2,765,566
                                           -----------   ------------   ------------      -----------   -----------  -----------
                                                                                 6.3%(*)                                     7.1%(*)

                                           $33,190,000   $ 35,072,837   $ 35,655,280      $33,635,000   $35,418,602  $37,494,046
                                           ===========   ============   ============      ===========   ===========  ===========
                                                                                95.1%(*)                                    96.1%(*)

(*)   Represents percentage of net assets.


   The accompanying notes are an integral part of these financial statements.

Tridan Corp.
Statements of Operations
Years Ended April 30, 2006 and 2005
--------------------------------------------------------------------------------

                                                                              2006              2005
                                                                         --------------    --------------
Investment income

  Interest                                                               $    1,931,752    $    1,931,779

  Amortization of bond premium and discount - net                              (219,961)         (202,449)
                                                                         --------------    --------------

    Total investment income                                                   1,711,791         1,729,330
                                                                         --------------    --------------

Expenses

  Investment advisory fees (Note 3)                                             105,610           107,514

  Professional fees (Note 3)                                                    119,124           110,770

  Director's fees                                                                74,500            67,500

  Administrative and accounting expenses                                         78,500            86,500

  Insurance and other expenses                                                   14,391            17,648
                                                                         --------------    --------------

    Total expenses                                                              392,125           389,932
                                                                         --------------    --------------

Net investment income                                                         1,319,666         1,339,398
                                                                         --------------    --------------

Realized and unrealized gain (loss) on investments
  Net realized gain on investments                                              163,905           173,333

  Net decrease from unrealized depreciation on investments                   (1,493,001)         (317,646)
                                                                         --------------    --------------

  Net realized and unrealized loss on investments                            (1,329,096)         (144,313)
                                                                         --------------    --------------

Net (decrease) increase in net assets resulting from operations          $       (9,430)   $    1,195,085
                                                                         ==============    ==============


   The accompanying notes are an integral part of these financial statements.

Tridan Corp.
Statements of Changes in Net Assets
Years Ended April 30, 2006, 2005 and 2004
--------------------------------------------------------------------------------

                                                            2006              2005              2004
                                                       --------------    --------------    --------------
Increase (decrease) in net assets resulting
  from operations
   Net investment income                               $    1,319,666    $    1,339,398    $    1,455,379

   Net realized gain on investments                           163,905           173,333            97,761

   Unrealized depreciation on investments                  (1,493,001)         (317,646)       (1,040,001)
                                                       --------------    --------------    --------------

   Net increase (decrease) in net assets
    resulting from operations                                  (9,430)        1,195,085           513,139

Distributions to shareholders from
  Net investment income                                    (1,304,517)       (1,380,241)       (1,437,093)

  Capital gains - net                                        (160,462)         (117,464)          (94,383)

Redemptions of shares
   3,359.2505 shares, 3,301.7371 shares and
   3,786.0403 shares, respectively                            (41,276)          (41,787)          (47,772)
                                                       --------------    --------------    --------------

Total decrease                                             (1,515,685)         (344,407)       (1,066,109)

Net assets
   Beginning of year                                       39,027,572        39,371,979        40,438,088
                                                       --------------    --------------    --------------

   End of year                                         $   37,511,887    $   39,027,572    $   39,371,979
                                                       ==============    ==============    ==============


   The accompanying notes are an integral part of these financial statements.

Tridan Corp.
Notes To Financial Statements
Years Ended April 30, 2006 and 2005
--------------------------------------------------------------------------------

1.    Significant accounting policies

      The following is a summary of the significant accounting policies followed by Tridan Corp. (the "Company"), a closed-end, non-diversified management investment company, registered under the Investment Company Act of 1940, in the preparation of its financial statements.

      Acquisition and valuation of investments

      Investment transactions are accounted for on the date the securities are purchased/sold (trade date) and interest on securities acquired/sold is included in income from/to the settlement date. Short-term investments are stated at cost, which is equivalent to fair value.

      Fair values for the Company's investments in municipal obligations have been determined based on the bid price of the obligation. Securities for which quotations are not readily available are valued at fair value as determined by the board of directors. There were no securities valued by the board of directors, for which quotations were not readily available, as of April 30, 2006 and 2005.

      Amortization of bond premium or discount

      In determining investment income, bond premiums or discounts are amortized over the remaining term of the obligation.

      Income taxes

      It is the Company's policy to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no income tax provision is required.

      Interest income from municipal investments are exempt from Federal and state income taxes.

      Cash and cash equivalents

      The Company considers all investments that can be liquidated on demand to be cash equivalents.

      Use of estimates

      The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Significant estimates are used in determining the fair value of investments.

Tridan Corp.
Notes To Financial Statements
Years Ended April 30, 2006 and 2005
--------------------------------------------------------------------------------

      Concentration of credit risk

      The Company's financial instruments that are exposed to concentrations of credit risk consist primarily of cash and cash equivalents and investments. The Company maintains all of its cash on deposit in one financial institution. At times, such amounts on deposit may be in excess of amounts insured by the Federal Deposit Insurance Corporation. The value of the Company's investments may be subject to possible risks involving, among other things, the continued credit worthiness of the various state and local government agencies and public financing authorities underlying its investments. The Company and its investment advisor periodically consider the credit quality of the Company's investments, and the Company adheres to its investment objective of investing only in investment grade securities.

2.    Cash and cash equivalents

      Cash and cash equivalents consisted of the following:

                                                               April 30,
                                                         ----------------------
                                                            2006        2005
                                                         ----------  ----------

      Cash - demand deposits                             $  431,425  $1,071,382
      Cash equivalents - demand bonds and notes             995,000          --
                                                         ----------  ----------

                                                         $1,426,425  $1,071,382
                                                         ==========  ==========

3.    Accounts payable and accrued liabilities

      Accounts payable and accrued liabilities consisted of the following at:

                                                               April 30,
                                                         ----------------------
                                                            2006        2005
                                                         ----------  ----------

      Accrued investment advisory fees (a)               $   26,000  $   27,000
      Accrued fees - affiliate (b)                           23,225      20,551
      Accrued audit fees (c)                                 35,000      31,495
      Accrued administrative and accounting expenses          6,439      24,400
                                                         ----------  ----------

                                                         $   90,664  $  103,446
                                                         ==========  ==========

      (a) The Company utilizes the services of J.P. Morgan Investment Management, Inc. ("J.P. Morgan") as its investment advisor and custodian for its investments. The annual advisory fee is .28 of one percent of the net assets under management. The fee is computed and payable quarterly, based on the aggregate fair value of the net assets on the last day of each fiscal quarter.

      (b) For the years ending April 30, 2006 and 2005, the Company incurred legal fees of approximately $84,000 and $70,000, respectively, for professional fees paid to the law firm of which an officer of the Company is a member.

Tridan Corp.
Notes To Financial Statements
Years Ended April 30, 2006 and 2005
--------------------------------------------------------------------------------

      (c) For the years ending April 30, 2006 and 2005, the Company incurred audit fees of approximately $35,000 and $41,000, respectively.

4.    Investment transactions

      Purchases and sales of  investments  in municipal  obligations  (excluding short-term and demand investments) amounted to approximately $5,172,000 and $5,460,000 for the year ended April 30, 2006 and $4,728,000 and $5,074,000, respectively, for the year ended April 30, 2005.

      The U.S. Federal income tax basis (aggregate cost) of the Company's investments, at April 30, 2006 and 2005, was approximately $35,073,000 and $35,419,000, respectively, and net unrealized appreciation, at April 30, 2006 and 2005, for U.S. Federal income tax purposes was approximately $582,000 and $2,076,000, respectively (gross unrealized appreciation of approximately $850,000 and $2,093,000, respectively; gross unrealized depreciation of approximately $268,000 and $17,000, respectively).

5.    Common stock, share redemption plan and net asset values

      At April 30, 2006 and 2005, there were 6,000,000 shares of $0.02 par value common stock authorized of which 3,199,100 had been issued, aggregating $63,982, and additional paid-in capital aggregating $312,787.

      The Company has a share redemption plan applicable to approximately 52,000 shares and 55,000 shares, respectively, of outstanding common stock, at April 30, 2006 and 2005. The plan permits eligible shareholders or their estates to have their shares redeemed by the Company upon reaching age 65 or upon death. Shares are redeemed at the net asset value per share, based on fair value, as of the end of the Company's fiscal quarter in which the request for redemption is received. At April 30, 2006 and 2005, $984,115 (83,888.5487 shares) and $942,839 (80,529.2982 shares), respectively, had been redeemed under this plan and are held in treasury.

      The net asset value per share is calculated by dividing the aggregate fair value of all assets less the aggregate fair value of all liabilities by the number of common shares outstanding at the end of the period.

      The net asset value per share and the shares outstanding were as follows:

                                                               April 30,
                                                         ----------------------
                                                            2006        2005
                                                         ----------  ----------
      Net asset value                                    $    12.04  $    12.51

      Shares outstanding at:
          April 30, 2006                                         3,115,211.4513
          April 30, 2005                                         3,118,570.7018

Tridan Corp.
Notes To Financial Statements
Years Ended April 30, 2006 and 2005
--------------------------------------------------------------------------------

6.    Distributions

      During the years ended April 30, 2006 and 2005, distributions of $1,464,979 ($.47 per share) and $1,497,705 ($.48 per share), respectively, were declared and paid to shareholders, which, except for capital gains of $160,462 in 2006 and $117,464 in 2005, were exempt from Federal income taxes.

      The tax character of distributions paid during the years ending April 30, 2006 and 2005 was as follows:

                                                            2006        2005
                                                         ----------  ----------
      Distributions paid from:
         Tax-exempt investment income, net               $1,304,517  $1,380,241
         Capital gains                                      160,462     117,464
                                                         ----------  ----------

                                                         $1,464,979  $1,497,705
                                                         ==========  ==========

      As of April 30, 2006 and 2005, the components of distributable earnings on a tax basis were as follows:

                                                            2006        2005
                                                         ----------  ----------

      Overdistributed tax-exempt investment income, net  $  (35,077) $  (50,226)
      Undistributed capital gains                            68,340      64,897
      Unrealized appreciation of investments, net           582,443   2,075,444
                                                         ----------  ----------

                                                         $  615,706  $2,090,115
                                                         ==========  ==========

      The Company has no capital loss carryforwards or book/tax differences as of April 30, 2006 and 2005. The Company had no capital reclassification related to permanent book/tax differences for years ending April 30, 2006 and 2005.

Tridan Corp.
Notes To Financial Statements
Years Ended April 30, 2006 and 2005
--------------------------------------------------------------------------------

7.    Financial highlights

      Selected per share data and ratios:
                                                                    For the  Years Ended April 30,
                                               ----------------------------------------------------------------------
                                                  2006           2005           2004           2003           2002
                                               ----------     ----------     ----------     ----------     ----------
      Per share operating performance:
       (For a share of common stock
        outstanding throughout the period):

      Net asset value, beginning of year       $    12.51     $    12.61     $    12.94     $    12.55     $    12.36
                                               ----------     ----------     ----------     ----------     ----------

      Income from investment operations:
        Net investment income                         .43            .43            .46            .47            .47
        Net realized and unrealized gain
         (loss) on investments                       (.43)          (.05)          (.30)           .39            .22
                                               ----------     ----------     ----------     ----------     ----------
           Total from investment operations           .00            .38            .16            .86            .69
                                               ----------     ----------     ----------     ----------     ----------

      Less distributions:
       Dividends (from net investment
        income)                                      (.42)          (.44)          (.46)          (.46)          (.48)
       Capital gains                                 (.05)          (.04)          (.03)          (.01)          (.02)
                                               ----------     ----------     ----------     ----------     ----------
           Total distributions                       (.47)          (.48)          (.49)          (.47)          (.50)
                                               ----------     ----------     ----------     ----------     ----------

      Net asset value - end of year            $    12.04     $    12.51     $    12.61     $    12.94     $    12.55
                                               ==========     ==========     ==========     ==========     ==========

      Per share market value - end of period   $    12.04     $    12.51     $    12.61     $    12.94     $    12.55
                                               ==========     ==========     ==========     ==========     ==========

      Total investment return                       (3.76%)        (0.79%)        (2.55%)         3.11%          1.54%

      Ratios/supplemental data:
        Net assets, end of period (in 000s)    $   37,512     $   39,028     $   39,372     $   40,438     $   39,272

        Ratio of expenses to average
          net assets                                 1.02%           .99%          0.83%          0.84%          0.80%

        Ratio of net investment income
          to average net assets                      3.44%          3.40%          3.61%          3.59%          3.79%

        Portfolio turnover rate                     14.05%         14.78%         13.00%         12.00%         12.00%

        Average (simple) number of shares
          outstanding (in thousands)                3,117          3,120          3,124          3,127          3,130

Item 2. Code of Ethics

      The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other person required by applicable SEC rules. The code of ethics was in effect as of the end of the period covered by this report. During that period, there were no amendments to the code, and no waivers were granted to anyone from any provision of the code. A copy of the registrant's code of ethics is incorporated by reference to Exhibit 1 to the registrant's Form N-CSR dated August 30, 2004, for its fiscal year ended April 30, 2003, filed electronically with the Securities and Exchange Commission.

Item 3. Audit Committee Financial Expert

      The registrant has established an audit committee consisting of three members appointed by the board of directors from the board. The registrant's board of directors has determined that the committee chairman, Paul Kramer, is an "audit committee financial expert" and is "independent", as both terms are defined by applicable SEC rules.

Item 4. Principal Accountant Fees and Services

      Incorporated by reference to the registrant's proxy statement dated June 1, 2006, filed electronically with the SEC. See section therein entitled "Relationship with and Ratification of Independent Certified Public Accountants".

Item 5. Audit Committee of Listed Registrants.

      Not applicable, because the registrant is not a listed issuer.

Item 6. Schedule of Investments.

      A schedule of registrant's investments in securities of unaffiliated issuers as of April 30, 2006 is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

      Not applicable, because the registrant invests exclusively in non-voting securities.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

                               PORTFOLIO MANAGERS

The portfolio managers for the registrant are as follows:

Richard D. Taormina Richard Taormina,, Vice President, is a portfolio manager in the Tax Aware Fixed Income Group. An employee of JPMorgan Asset Management since 1997, he is responsible for managing municipal mutual funds, institutional fixed income accounts, and quantitative analysis.

                   PORTFOLIO MANAGERS' OTHER ACCOUNTS MANAGED

      The following tables show information regarding other accounts managed by portfolio managers of the Registrant:

                                           Non-Performance Based Fee Advisory Accounts
                   -----------------------------------------------------------------------------------------------
                       Registered Investment          Other Pooled Investment              Other Accounts
                             Companies                        Vehicles
                   ------------------------------- ------------------------------- -------------------------------
                       Number                          Number          Total           Number
                         of            Total             of                              of
                      Accounts         Assets         Accounts         Assets         Accounts        Total Assets
                   --------------- --------------- --------------- --------------- --------------- ---------------
Richard Taormina              2    $3.8 billion               2    $230 million               5    $158 million

                                                Performance Based Fee Advisory Accounts
                     ----------------------------------------------------------------------------------------------
                        Registered Investment          Other Pooled Investment
                              Companies                        Vehicles                      Other Accounts
                     -----------------------------  -------------------------------  ------------------------------
                        Number
                          of            Total         Number of         Total          Number of         Total
                       Accounts         Assets        Accounts          Assets         Accounts         Assets
                     --------------  -------------  --------------  ---------------  --------------  --------------

Richard Taormina              0              0               0                0               0               0

                         POTENTIAL CONFLICTS OF INTEREST

As an investment advisor, J.P. Morgan Investment Management Inc. has a fiduciary obligation to act in the best interests of its clients, and to avoid any conflicts of interest. As such, JPMorgan Asset Management has adopted a "Safeguard Policy" designed to prevent its investment management process from being influenced by clients of other parts of the firm, as well as by clients of the investment management business. Communications between personnel outside the investment management business and investment professionals within J.P. Morgan Investment Management Inc. are strictly limited.

JPMIM has adopted policies and procedures that are designed to ensure that transactions undertaken with affiliates are allowable under current law and client guidelines and that any potential conflicts of interest are recognized and appropriately addressed.

JPMIM also has policies and procedures to monitor personal trading activities of its employees and certain members of their immediate families and any person to whose support the employee significantly contributes. The policies and procedures are generally intended to comply with the JPMIM's Code of Ethics.

                         PORTFOLIO MANAGER COMPENSATION

The Adviser's portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable bonus consisting of cash incentives and restricted stock and, in some cases, mandatory deferred compensation. These elements reflect individual performance and the performance of the Adviser's business as a whole.

Each portfolio manager's performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients' risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager's performance with respect to the mutual funds he or she manages, the funds' pre-tax performance is compared to the appropriate market peer group and to each fund's benchmark index listed in the fund's prospectus over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long-term.

Stock awards are granted as part of an employee's annual performance bonus and comprise from 0% to 35% of a portfolio manager's total award. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Certain investment professionals may also be subject to a mandatory deferral of a portion of their compensation into proprietary mutual funds based on long-term sustained investment performance.

                             OWNERSHIP OF SECURITIES

                                            Dollar Range of Shares in the Registrant
                     ---------------------------------------------------------------------------------
                                                         $10,001
                                          $1 -              -             $50,001 -          over
Name                     None           $10,000          $50,000          $100,000        $100,000
-------------------  --------------  ---------------  ---------------  --------------- ---------------
Richard Taormina          X X

--------------------------------------------------------------------------------

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

      Not applicable, because the registrant has no equity securities that are registered pursuant to Section 12 of the Securities Exchange Act of 1934.

Item 10. Submission of Matters to a Vote of Security Holders.

      The registrant does not have in place procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures

      (a) The registrant's principal executive and principal financial officers have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c)) as of the end of the period covered by this report. Based on that evaluation, said officers have concluded that the registrant's disclosure controls and procedures are effective to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported within the required time periods.

      (b) There was no change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

      (a)   The following exhibits are filed herewith:

            (1) The registrant's code of ethics described in Item 2 hereof is incorporated by reference to Exhibit 1 to the registrant's Form N-CSR dated August 30, 2004, for its fiscal year ended April 30, 2003, filed electronically with the Securities and Exchange Commission.

            (2) The separate certifications for the registrant's principal executive and principal financial officers.

                                   SIGNATURES

      Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           Tridan Corp.
            --------------------------------------------------------------------

By (Signature and Title)         /S/ Peter Goodman
                        --------------------------------------------------------
                         Peter Goodman, President and Chief Executive Officer

Date: June 9, 2006

      Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)        /S/ Peter Goodman
                        --------------------------------------------------------
                        Peter Goodman, President and Chief Executive Officer

Date: June 9, 2006

By (Signature and Title)       /S/ Warren F. Pelton
                        --------------------------------------------------------
                        Warren F. Pelton, Treasurer and Chief Financial Officer

Date: June 9, 2006